                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7972

Exact name of registrant as specified in charter:

Delaware Group Adviser Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)







Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE DIVERSIFIED INCOME FUND








[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      1

   Statement of Assets of Liabilities                           8

   Statement of Operations                                      9

   Statements of Changes in Net Assets                         10

   Financial Highlights                                        11

   Notes to Financial Statements                               13
-----------------------------------------------------------------











Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                      Delaware Diversified Income Fund
  OF NET ASSETS                                April 30, 2003 (Unaudited)


                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Agency Collateralized Mortgage Obligations - 0.64%
   Fannie Mae Series 02-16 Class IG
     6.00% 3/25/15                            USD      35,184     $     1,703
   Fannie Mae Series 02-70 QD
     5.50% 6/25/26                                     35,000          36,340
   Fannie Mae Series 03-W1 1A1
     6.50% 12/25/42                                    48,193          51,325
   Freddie Mac Series 2302 NJ
     6.50% 11/15/29                                    50,000          50,888
   Freddie Mac Series 2303 CW
     8.50% 11/15/24                                     2,793           2,792
   Freddie Mac Series T-11 A6
     6.50% 9/25/18                                     34,073          34,552
   Freddie Mac Series T-50 A3
     2.182% 9/27/07                                    20,000          20,028
   GNMA Series 02-61 BA
     4.648% 3/16/26                                    30,000          30,674
   GNMA Series 02-62 B
     4.763% 1/16/25                                    30,000          31,168
   GNMA Series 98-9 B
     6.85% 12/20/25                                    18,733          18,769
                                                                  -----------
Total Agency Collateralized
   Mortgage Obligations
   (cost $277,448)                                                    278,239
                                                                  -----------
Agency Mortgage-Backed Securities - 18.91%
   Fannie Mae
     4.50% 6/1/18                                     130,000         131,097
     5.00% 5/1/17 TBA                               1,955,000       2,015,482
     5.50% 5/25/14                                    120,000         124,800
     5.50% 7/3/33 TBA                                 565,000         575,947
     6.00% 5/25/14                                     90,000          94,331
     6.00% 4/1/17                                      58,231          61,052
     6.00% 6/1/17                                       9,671          10,140
     6.00% 8/25/30 TBA                                500,000         517,813
     6.50% 5/1/16                                      20,000          21,181
     6.50% 5/1/31                                      15,000          15,675
     6.50% 8/1/32                                     525,051         548,679
     7.50% 2/1/30                                       4,947           5,276
     7.50% 6/1/31                                      16,621          17,722
     7.50% 10/1/31                                      5,778           6,159
   Freddie Mac
     4.50% 6/1/18 TBA                                 400,000         403,625
     5.50% 8/1/33 TBA                               1,480,000       1,508,212
     6.00% 7/1/33 TBA                                 550,000         569,250
     6.50% 3/1/30                                   1,205,000       1,258,471
     7.00% 7/1/32                                      65,421          69,040
   GNMA
     6.50% 12/15/23                                    19,869          21,030
     6.50% 1/15/28                                     18,041          19,005
     6.50% 2/15/32                                    168,681         177,432
     6.50% 9/15/32                                     56,746          59,690
     7.50% 6/15/32                                     15,313          16,351
                                                                  -----------
Total Agency Mortgage-Backed
   Securities (cost $8,202,377)                                     8,247,460
                                                                  -----------

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Agency Obligations - 3.31%
   Fannie Mae
     3.50% 1/28/08                        USD         210,000     $   213,816
     4.375% 10/15/06                                  255,000         272,088
     4.375% 3/15/13                                    85,000          86,018
     7.125% 6/15/10                                   195,000         236,243
     7.25% 1/15/10                                    250,000         303,530
   Federal Home Loan Bank
     2.50% 3/15/06                                     10,000          10,102
     3.875% 2/12/10                                    75,000          76,069
   Freddie Mac
     5.125% 10/15/08                                   70,000          76,849
     5.75% 4/15/08                                    150,000         168,883
                                                                  -----------
Total Agency Obligations
   (cost $1,427,088)                                                1,443,598
                                                                  -----------
Asset Backed Securities - 0.59%
   Citibank Credit Card Master Trust I
     Series 99-7 A 6.65% 11/15/06                      15,000          16,163
   MBNA Credit Card Master Note
     Series 01-A1 5.75% 10/15/08                       20,000          21,879
   MBNA Credit Card Master Note
     Series 01-C3 6.55% 12/15/08                       20,000          21,608
   NationsCredit Grantor Trust Series
     97-1 A 6.75% 8/15/13                              21,028          22,617
   Peoplefirst.com Auto Receivables
     Owner Trust Series 00-2 A4
     6.43% 9/15/07                                     44,825          45,514
   Sharp Series 02-HE2N N
     9.50% 10/25/32                                    12,084          12,054
   SLMA Student Loan Trust Series 96-3
     Certificates 2.112% 10/25/11                     115,000         115,655
                                                                  -----------
Total Asset Backed Securities
   (cost $252,577)                                                    255,490
                                                                  -----------
Collateralized Mortgage Obligations - 1.29%
   Bank of America 03-D 1A1
     3.428% 5/25/33                                    45,000          45,802
   Bank of America 03-D 1A2
     3.428% 5/25/33                                    15,000          14,813
   Cendant Mortgage 02-4 A6
     6.50% 7/25/32                                     42,220          43,517
   Countrywide Alternative Loan
     Trust 02-7 CB11 6.75% 8/25/32                     94,621          96,922
   Credit Suisse First Boston
     02-10 2A1 7.50% 5/25/32                           41,543          43,919
   Credit Suisse First Boston
     02-34 1A1 7.50% 12/25/32                          46,644          49,354
   Credit Suisse First Boston 03-8 5A1
     6.50% 4/25/33                                    149,651         154,166
   IMPAC Secured Assets 01-4 A3
     6.38% 4/25/24                                      9,784           9,816

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)



                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Collateralized Mortgage Obligations (continued)
   Washington Mutual 03-AR4 A7
     3.95% 5/25/33                            USD      49,607     $    49,886
   Washington Mutual 03-S1 A1
     5.00% 4/25/33                                     53,788          55,469
                                                                  -----------
Total Collateralized Mortgage
   Obligations (cost $564,172)                                        563,664
                                                                  -----------
Commercial Mortgage-Backed Securities - 0.39%
   Chase Commercial Mortgage Securities
     Series 96-2 C 6.90% 11/19/06                      20,000          22,503
   Commercial Mortgage Series 00-C1 A1
     7.206% 9/15/08                                   105,742         117,812
   First Union National Bank Commercial
     Mortgage Series 99-C4 A1
     7.184% 9/15/08                                    26,263          28,859
                                                                  -----------
Total Commercial Mortgage-Backed
   Securities (cost $162,666)                                         169,174
                                                                  -----------
Corporate Bonds - 35.91%
Automobiles & Automotive Parts - 0.79%
   Collins & Aikman 10.75% 12/31/11                    79,000          81,370
   CSK Auto 12.00% 6/15/06                             79,000          86,999
   Ford Motor 7.45% 7/16/31                           195,000         174,029
                                                                  -----------
                                                                      342,398
                                                                  -----------
Banking, Finance & Insurance - 5.04%
  #AON 144A 7.375% 12/14/12                             5,000           5,698
  #ASIF Global Financing 144A
     4.90% 1/17/13                                     70,000          71,579
   Bank of Hawaii 6.875% 6/1/03                        50,000          50,205
   Bear Stearns 4.00% 1/31/08                          70,000          71,999
  #Bluewater Finance 144A
     10.25% 2/15/12                                    35,000          36,050
   Cendant 7.375% 1/15/13                              20,000          22,343
   Citigroup
     5.625% 8/27/12                                    30,000          32,437
     5.875% 2/22/33                                   105,000         108,144
   Credit Suisse First Boston USA
     4.625% 1/15/08                                    55,000          57,722
  #Erac USA Finance 144A
     7.35% 6/15/08                                    120,000         136,207
  #Farmers Exchange Capital 144A
     7.20% 7/15/48                                     45,000          33,033
  #Farmers Insurance Exchange 144A
     8.625% 5/1/24                                    145,000         127,942
   Finova Group 7.50% 11/15/09                        120,000          48,600
   Ford Motor Credit
     5.80% 1/12/09                                     75,000          71,476
     6.875% 2/1/06                                     10,000          10,351
     7.25% 10/25/11                                    50,000          50,204
   Franklin Resources 3.70% 4/15/08                    30,000          30,103
   General Electric Capital
     4.25% 1/28/05                                     25,000          26,126
     5.45% 1/15/13                                     50,000          53,205

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Corporate Bonds - (continued)
Banking, Finance & Insurance (continued)
   GMAC
     6.75% 1/15/06                            USD       5,000     $     5,276
     6.875% 9/15/11                                    15,000          15,312
     7.00% 2/1/12                                       5,000           5,131
     8.00% 11/1/31                                    105,000         109,676
   Goldman Sachs
     5.25% 4/1/13                                      65,000          67,013
     6.125% 2/15/33                                    20,000          20,755
  #ING Bank 144A 5.125% 5/1/15                        190,000         194,261
   International Lease Finance
     5.875% 5/1/13                                     95,000          96,575
   Merrill Lynch 3.70% 4/21/08                         50,000          50,467
   Morgan Stanley 5.30% 3/1/13                        110,000         114,387
   National Rural Utilities
     3.875% 2/15/08                                    40,000          40,750
   PHH 7.125% 3/1/13                                   45,000          48,788
   Popular North America 4.25% 4/1/08                  55,000          56,368
   Prudential Financial 3.75% 5/1/08                   80,000          80,270
  #PSE&G Capital 144A 6.25% 5/15/03                    35,000          35,034
   Regions Financial 6.375% 5/15/12                    10,000          11,349
   Stilwell Financial 7.00% 11/1/06                     5,000           5,468
  #TIAA Global Markets 144A 2.75% 1/13/06              15,000          15,182
   TIG Holdings 8.125% 4/15/05                         45,000          40,275
   Wells Fargo 3.50% 4/4/08                            25,000          25,271
  #Wilmington Trust 144A
     4.875% 4/15/13                                    40,000          40,153
  #Zurich Capital Trust I 144A
     8.376% 6/1/37                                     80,000          78,474
                                                                  -----------
                                                                    2,199,659
                                                                  -----------
Building & Materials - 0.62%
  #Lone Star Industries 144A 8.85% 6/15/05             65,000          63,146
   Schuler Homes 10.50% 7/15/11                        60,000          67,200
   Standard Pacific 9.25% 4/15/12                      70,000          74,725
   Valspar 6.00% 5/1/07                                60,000          64,395
                                                                  -----------
                                                                      269,466
                                                                  -----------
Cable, Media & Publishing - 5.12%
   America Media Operation 10.25% 5/1/09               80,000          87,200
   AOL Time Warner 7.70% 5/1/32                        25,000          27,942
   Charter Communications 10.75% 10/1/09              515,000         345,049
   Comcast Cable Communications
     7.05% 3/15/33                                     95,000         103,464
   CSC Holdings 10.50% 5/15/16                         55,000          62,288
  #Dex Media East 144A 12.125% 11/15/12                70,000          83,650
  #DirecTV Holdings/Finance 144A
     8.375% 3/15/13                                   120,000         135,000
   Echostar DBS 10.375% 10/1/07                       105,000         118,125
  #Hollinger 144A 11.875% 3/1/11                       45,000          48,150
   Insight Midwest 9.75% 10/1/09                      120,000         129,300
   Liberty Media 8.25% 2/1/30                         100,000         114,361
   Lodgenet Entertainment 10.25% 12/15/06              90,000          91,350
   Mail-Well I 9.625% 3/15/12                          95,000          96,900
   Mediacom LLC 9.50% 1/15/13                         120,000         129,600
   Nextmedia Operating 10.75% 7/1/11                   55,000          61,188
  #PEI Holdings 144A 11.00% 3/15/10                    65,000          69,225

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)



                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Corporate Bonds - (continued)
Cable, Media & Publishing (continued)
  #RH Donnelley Finance 144A
     10.875% 12/15/12                         USD      55,000     $    63,938
   Thomson 5.75% 2/1/08                                45,000          49,718
   Time Warner 8.18% 8/15/07                           10,000          11,401
   USA Interactive
     6.75% 11/15/05                                   120,000         127,055
     7.00% 1/15/13                                     20,000          22,014
   Vertis 10.875% 6/15/09                              35,000          36,925
  #Vertis 144A 10.875% 6/15/09                         65,000          68,575
  #Vivendi Universal 144A 9.25% 4/15/10                65,000          73,288
 **XM Satellite Radio 14.00% 12/31/09                 110,213          78,251
                                                                  -----------
                                                                    2,233,957
                                                                  -----------
Chemicals - 1.17%
   Huntsman ICI Chemicals 10.125% 7/1/09               40,000          41,400
  #Huntsman International 144A
     9.875% 3/1/09                                     60,000          65,400
   IMC Global
     6.55% 1/15/05                                     45,000          45,675
     7.625% 11/1/05                                    85,000          87,125
   Lyondell Chemical 9.50% 12/15/08                    50,000          51,250
   Macdermid 9.125% 7/15/11                            61,000          68,015
  #Polyone 144A 10.625% 5/15/10                        40,000          40,000
   Solutia
     6.72% 10/15/37                                    80,000          57,600
     11.25% 7/15/09                                    70,000          53,550
                                                                  -----------
                                                                      510,015
                                                                  -----------
Computers & Technology - 0.24%
   Asat Finance LLC 12.50% 11/1/06                     32,500          26,163
   Chippac International 12.75% 8/1/09                 70,000          78,750
                                                                  -----------
                                                                      104,913
                                                                  -----------
Consumer Products - 0.57%
   American Greetings 11.75% 7/15/08                  100,000         115,000
  #Fortune Brands 144A 7.125% 11/1/04                  30,000          32,403
   Salton 12.25% 4/15/08                               97,000         101,365
                                                                  -----------
                                                                      248,768
                                                                  -----------
Electronics & Electrical Equipment - 0.55%
   Amkor Technologies 9.25% 5/1/06                     90,000          94,500
   Homer City Funding 8.137% 10/1/19                   40,000          40,700
  #Sanmina SCI 144A 10.375% 1/15/10                    90,000         103,050
                                                                  -----------
                                                                      238,250
                                                                  -----------
Energy - 5.33%
  #Allegheny Energy 144A Series A
     10.25% 11/15/07                                   55,000          57,475
  #Allegheny Energy 144A Series B
     10.25% 11/15/07                                   25,677          24,778
   Apache Financial Property 7.00% 3/15/09             75,000          86,859
  #Citgo Petroleum 144A 11.375% 2/1/11                115,000         128,800
   Consumers Energy 6.00% 3/15/05                       5,000           5,350
   Duke Capital 7.50% 10/1/09                          60,000          66,850
   Dynegy Holdings 6.875% 4/1/11                       50,000          42,500
  #El Paso 144A 8.50% 6/1/10                           45,000          48,713

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Corporate Bonds - (continued)
Energy (continued)
   El Paso Energy
     7.00% 5/15/11                            USD      80,000     $    70,000
     7.375% 12/15/12                                   65,000          55,250
   El Paso Natural Gas
     6.75% 11/15/03                                    45,000          45,338
  #El Paso Natural Gas 144A 8.375% 6/15/32             45,000          45,675
  #Enterprise Products 144A 6.875% 3/1/33              30,000          32,069
  #Frontier Escrow FTO 144A 8.00% 4/15/13              90,000          93,600
  #Globalsantafe 144A 5.00% 2/15/13                    75,000          75,415
   Hanover Equipment Trust 8.50% 9/1/08                65,000          66,625
   Kinder Morgan Energy Partners
     8.00% 3/15/05                                     25,000          27,635
   Marathon Oil 9.125% 1/15/13                         95,000         122,300
   Nabors Industries 5.375% 8/15/12                   135,000         141,933
   NGC 6.75% 12/15/05                                  50,000          47,750
   Northern Border Pipeline 6.25% 5/1/07               30,000          32,414
  +Petroleum GEO-Services 6.25% 11/19/03               65,000          30,550
  #Premcor Refining Group 144A 9.50% 2/1/13           110,000         123,200
   Sempra Energy 6.80% 7/1/04                           5,000           5,260
  #Southern Natural Gas 144A
     8.875% 3/15/10                                    45,000          49,950
   Tennessee Gas Pipeline 8.375% 6/15/32              120,000         124,200
  #Tesoro Petroleum 144A 8.00% 4/15/08                105,000         109,200
   Transcontinental Gas Pipeline
     6.125% 1/15/05                                    32,000          32,640
     6.25% 1/15/08                                     60,000          60,600
   Transocean 6.75% 4/15/05                            80,000          86,643
   Tyumen Oil 11.00% 11/6/07                          120,000         139,499
   Valero Energy 6.125% 4/15/07                        20,000          21,369
  #Valero Logistics 144A 6.05% 3/15/13                 60,000          63,006
   Williams Companies 6.625% 11/15/04                  35,000          34,475
  #Williams Gas Pipeline 144A
     7.375% 11/15/06                                  100,000         101,750
   Williams Series A 7.50% 1/15/31                     35,000          30,800
                                                                  -----------
                                                                    2,330,471
                                                                  -----------
Environmental Services - 0.35%
  #Casella Waste Systems 144A 9.75% 2/1/13             25,000          27,125
   IESI 10.25% 6/15/12                                120,000         124,800
                                                                  -----------
                                                                      151,925
                                                                  -----------
Food, Beverage & Tobacco - 2.01%
   Advantica Restaurant 12.75% 9/30/07                100,000         104,500
   B&G Foods 9.625% 8/1/07                             70,000          72,538
   Di Giorgio 10.00% 6/15/07                           90,000          89,550
   Diageo Capital PLC 3.375% 3/20/08                   20,000          20,057
  #Dole Foods 144A 8.875% 3/15/11                      70,000          76,475
   Kraft Foods 6.25% 6/1/12                           100,000         109,137
   National Wine & Spirits 10.125% 1/15/09             90,000          82,350
   UST
     6.625% 7/15/12                                     5,000           5,662
     8.80% 3/15/05                                    105,000         115,801
   Wendy's International
     6.20% 6/15/14                                    125,000         140,673
     6.25% 11/15/11                                    55,000          60,385
                                                                  -----------
                                                                      877,128
                                                                  -----------

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)


                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Corporate Bonds - (continued)
Healthcare & Pharmaceuticals - 0.34%
  #Ameripath 144A 10.50% 4/1/13               USD     110,000     $   117,150
  #HMP Equity Holdings 144A
     15.433% 5/15/08                                   65,000          30,833
                                                                  -----------
                                                                      147,983
                                                                  -----------
Industrial Machinery - 0.12%
  #Brickman Group 144A 11.75% 12/15/09                 32,000          36,000
   Johnson Controls 5.00% 11/15/06                     15,000          15,957
                                                                  -----------
                                                                       51,957
                                                                  -----------
Leisure, Lodging & Entertainment - 2.14%
   Alliance Gaming 10.00% 8/1/07                       78,000          81,900
   AMC Entertainment
     9.50% 3/15/09                                     35,000          36,400
     9.875% 2/1/12                                     15,000          15,825
   Circus & Eldorador 10.125% 3/1/12                  105,000         101,588
   Extended Stay America 9.875% 6/15/11                55,000          57,475
   Herbst Gaming 10.75% 9/1/08                        100,000         110,250
   John Q Hammons Hotels 8.875% 5/15/12                45,000          46,800
   Meristar Hospital 10.50% 6/15/09                    90,000          88,200
   Penn National 11.125% 3/1/08                        70,000          77,525
   Premier Parks 9.75% 6/15/07                         70,000          72,975
   Regal Cinemas 9.375% 2/1/12                        100,000         110,500
  #Town Sports International 144A
     9.625% 4/15/11                                    65,000          68,575
  #Turning Stone Casino 144A
     9.125% 12/15/10                                   60,000          63,450
                                                                  -----------
                                                                      931,463
                                                                  -----------
Metals & Mining - 0.47%
   Great Central Minnesota 8.875% 4/1/08              180,000         108,900
   Jorgensen (Earle M.) 9.75% 6/1/12                   58,000          61,190
   Oregon Steel Mills 10.00% 7/15/09                   35,000          33,425
                                                                  -----------
                                                                      203,515
                                                                  -----------
Miscellaneous - 0.57%
   Alderwoods Group 12.25% 1/2/09                      40,000          41,400
  #Gemstone Investors 144A 7.71% 10/31/04              55,000          53,213
   Samsonite 10.75% 6/15/08                            85,000          80,750
   Tech Olympic USA 10.375% 7/1/12                     70,000          72,450
                                                                  -----------
                                                                      247,813
                                                                  -----------
Packaging & Containers - 0.82%
   AEP Industries 9.875% 11/15/07                     105,000          99,224
   Consolidated Container 10.125% 7/15/09              85,000          51,000
  #Owens-Brockway Glass 144A
     8.25% 5/15/13                                     75,000          77,813
   Portola Packaging 10.75% 10/1/05                    75,000          76,688
   Silgan Holdings 9.00% 6/1/09                        50,000          52,250
                                                                  -----------
                                                                      356,975
                                                                  -----------
Paper & Forest Products - 0.76%
   Georgia-Pacific 9.875% 11/1/21                     265,000         251,750
   Tembec Industries 8.50% 2/1/11                      75,000          78,375
                                                                  -----------
                                                                      330,125
                                                                  -----------

Real Estate - 0.21%
   Tanger Properties 9.125% 2/15/08           USD      90,000     $    93,600
                                                                  -----------
                                                                       93,600
                                                                  -----------
Retail - 0.96%
   J Crew Operating 10.375% 10/15/07                   75,000          67,875
   Lowe's 7.50% 12/15/05                               40,000          45,400
   Office Depot 10.00% 7/15/08                         80,000          93,200
   Petco Animal Supplies 10.75% 11/1/11                63,000          71,190
  #Remington Arms 144A 10.50% 2/1/11                   79,000          85,715
   Saks 7.25% 12/1/04                                  51,000          53,550
                                                                  -----------
                                                                      416,930
                                                                  -----------
Telecommunications - 2.50%
   Alamosa Delaware 12.50% 2/1/11                     105,000          69,825
  #American Tower Escrow Amount 144A
     8.274% 8/1/08                                     50,000          35,250
   AT&T 6.50% 11/15/06                                 10,000          10,733
   Citizens Communications 6.375% 8/15/04              10,000          10,475
   Crown Castle International
  ***10.625% 11/15/07                                  55,000          57,063
     10.75% 8/1/11                                     90,000          93,150
   Level 3 Communications 9.125% 5/1/08                55,000          44,825
   Nextel Communications
     9.375% 11/15/09                                   75,000          81,375
  ***9.95% 2/15/08                                     40,000          42,200
   Nextel Partners
     12.50% 11/15/09                                   50,000          54,750
  ***14.00% 2/1/09                                     85,000          86,700
   Nortel Networks Capital 7.40% 6/15/06               50,000          49,000
  #Qwest Services 144A 13.50% 1/1/08                  150,000         167,249
   Sprint Capital
     6.375% 5/1/09                                      5,000           5,125
     7.625% 1/30/11                                     5,000           5,400
   Star Choice Communications
     13.00% 12/15/05                                   55,000          58,575
   Time Warner Telecommunications
     9.75% 7/15/08                                    105,000          88,725
   US West Communications 7.20% 11/1/04                28,000          28,420
   Verizon Virginia 4.625% 3/15/13                     90,000          89,622
   Verizon Wireless Capital 5.375% 12/15/06            10,000          10,787
                                                                  -----------
                                                                    1,089,249
                                                                  -----------
Textiles, Apparel & Furniture - 0.50%
   J Crew 13.125% 10/15/08                            100,000          71,500
  #Levi Strauss 144A 12.25% 12/15/12                   85,000          70,975
  #Phillips Van-Heusen 144A 8.125% 5/1/13              75,000          75,000
                                                                  -----------
                                                                      217,475
                                                                  -----------
Transportation & Shipping - 0.97%
   American Airlines 6.817% 5/23/11                    20,000          14,359
   Continental Airlines 7.033% 6/15/11                 18,555           9,726
   CP Ships Limited 10.375% 7/15/12                    85,000          92,437
   Delta Air Lines 7.299% 9/18/06                      20,000          12,926

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Corporate Bonds - (continued)
Transportation & Shipping (continued)
   HORNBECK-LEEVAC Marine Services
     10.625% 8/1/08                           USD      55,000     $    59,675
   Kansas City Southern Railway
     9.50% 10/1/08                                     76,000          84,360
  #Overseas Shipholding 144A
     8.25% 3/15/13                                     75,000          77,719
   Stena AB 9.625% 12/1/12                             65,000          71,825
                                                                  -----------
                                                                      423,027
                                                                  -----------
Utilities - 3.76%
   Amerada Hess 7.30% 8/15/31                          15,000          16,848
   Avista
     7.75% 1/1/07                                      15,000          16,590
     9.75% 6/1/08                                      98,000         109,270
   Calpine 10.50% 5/15/06                              87,000          73,950
   Carolina Power & Light 6.50% 7/15/12                35,000          39,699
   Consumers Energy 6.20% 5/1/08                       50,000          50,064
   Detroit Edison 5.05% 10/1/05                        20,000          21,314
   FPL Group Capital 3.25% 4/11/06                    105,000         106,276
  #Gazprom 144A 9.625% 3/1/13                          60,000          64,050
   Great Lakes Power 9.00% 8/1/04                       5,000           5,265
  #Illinois Power 144A 11.50% 12/15/10                 35,000          39,375
   Midland Funding II 11.75% 7/23/05                   68,000          72,930
   Midwest Generation 8.30% 7/2/09                     90,000          88,467
   Mirant Americas Generation
     7.625% 5/1/06                                     36,000          31,140
     8.30% 5/1/11                                      85,000          62,475
  #National Waterworks 144A
     10.50% 12/1/12                                    53,000          58,035
  #Nevada Power 144A 10.875% 10/15/09                  57,000          63,270
   NiSource Finance 7.50% 11/15/03                     70,000          72,190
   Orion Power Holdings 12.00% 5/1/10                  70,000          76,300
   Peco Energy 3.50% 5/1/08                            70,000          70,747
  #PSE&G Energy Holdings 144A
     7.75% 4/16/07                                    195,000         204,469
   PSE&G National Energy 8.625% 2/15/08                30,000          32,138
   Southern Company Capital 5.30% 2/1/07               10,000          10,658
  #Southern Energy 144A 7.40% 7/15/04                  30,000          26,250
  #Star Gas Partner 144A 10.25% 2/15/13                75,000          76,688
   Texas Utilities 7.875% 3/1/23                        5,000           5,219
   Transcontinental Gas Pipeline
     8.875% 7/15/12                                    50,000          55,250
  #TXU Energy 144A 7.00% 3/15/13                       80,000          88,532
                                                                  -----------
                                                                    1,637,459
                                                                  -----------
Total Corporate Bonds (cost $15,132,549)                           15,654,521
                                                                  -----------
Foreign Bonds - 21.07%
Australia - 0.72%
   New South Wales Treasury
     8.00% 3/1/08                             AUD     250,000         175,904
   Queensland Treasury
     6.00% 6/14/11                                    215,000         139,518
                                                                  -----------
                                                                      315,422
                                                                  -----------
                                                    Principal       Market
                                                     Amount*     Value (U.S.$)
Foreign Bonds (continued)
Austria - 1.10%
   Oesterreich Kontrollbank
     1.80% 3/22/10                            JPY   2,000,000     $    18,509
   Republic of Austria
     5.25% 1/4/11                             EUR     380,000         462,797
                                                                  -----------
                                                                      481,306
                                                                  -----------
Belgium - 0.39%
   Kingdom of Belgium
     5.50% 9/28/17                            EUR     140,000         171,192
                                                                  -----------
                                                                      171,192
                                                                  -----------
Brazil - 0.97%
   Brazil 10.00% 1/16/07                      USD      95,000          95,190
   Federal Republic of Brazil
     11.00% 8/17/40                                   140,000         122,500
   Government of Brazil C - Bond
     8.00% 4/15/14                                    233,968         206,139
                                                                  -----------
                                                                      423,829
                                                                  -----------
Canada - 1.28%
   Ainsworth Lumber
     12.50% 7/15/07                           USD      60,000          66,300
     13.875% 7/15/07                                   20,000          22,400
   Canada Government
     5.50% 6/1/09                             CAD     140,000         102,641
     5.50% 6/1/10                                     125,000          91,414
   Fairfax Financial Holdings
     7.75% 12/15/03                           USD      95,000          95,000
   Rogers Cablesystems
     10.00% 3/15/05                                    85,000          91,588
   Western Oil Sands
     8.375% 5/1/12                                     84,000          90,300
                                                                  -----------
                                                                      559,643
                                                                  -----------
Colombia - 0.01%
   Republic of Colombia
     9.75% 4/9/11                             USD       1,944           2,173
                                                                  -----------
                                                                        2,173
                                                                  -----------
Dominican Republic - 0.22%
  #Federal Republic of Dominican
   Republic 144A 9.04% 4/1/13                 USD      95,000          95,594
                                                                  -----------
                                                                       95,594
                                                                  -----------
Ecuador - 0.39%
***Republic of Ecuador
     5.00% 8/15/30                            USD     285,000         172,220
                                                                  -----------
                                                                      172,220
                                                                  -----------
Finland - 0.55%
   Finnish Government
     5.00% 4/25/09                            EUR     200,000         240,868
                                                                  -----------
                                                                      240,868
                                                                  -----------

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

Foreign Bonds (continued)
France - 0.99%
   France Government O.A.T.
     5.50% 4/25/10                            EUR     300,000     $   370,122
***France Telecom 10.00% 3/1/31               USD      45,000          60,059
                                                                  -----------
                                                                      430,181
                                                                  -----------
Germany - 2.79%
   Deutschland Republic
     4.125% 7/4/08                            EUR     300,000         346,316
     4.75% 7/4/28                                     180,000         196,461
     5.00% 7/4/11                                     210,000         250,946
     6.00% 1/4/07                                     240,000         294,758
   Kredit Fuer Wiederaufbau
     5.25% 7/4/12                                     100,000         121,733
                                                                  -----------
                                                                    1,210,214
                                                                  -----------
Greece - 0.63%
   Hellenic Republic
     8.60% 3/26/08                            EUR     200,000         275,199
                                                                  -----------
                                                                      275,199
                                                                  -----------
Ireland - 0.23%
  #MDP Acquisitions 144A
     9.625% 10/1/12                           USD      90,000          98,100
                                                                  -----------
                                                                       98,100
                                                                  -----------
Italy - 0.93%
   Republic of Italy
     3.75% 6/8/05                             JPY  40,000,000         361,514
     5.125% 7/29/03                                 5,000,000          42,431
                                                                  -----------
                                                                      403,945
                                                                  -----------
Mexico - 0.74%
   Mexican United States
     7.50% 4/8/33                             USD     310,000         323,950
                                                                  -----------
                                                                      323,950
                                                                  -----------
Netherlands - 0.71%
  #Kazkommerts 144A
     8.50% 4/16/13                            USD      75,000          74,531
   Netherlands Government
     5.50% 7/15/10                            EUR     190,000         234,230
                                                                  -----------
                                                                      308,761
                                                                  -----------
New Zealand - 2.00%
   New Zealand Government
     6.00% 11/15/11                           NZD     410,000         231,689
     6.50% 4/15/13                                    430,000         251,357
     7.00% 7/15/09                                    340,000         203,088
     8.00% 4/15/04                                     40,000          22,951
     8.00% 11/15/06                                   270,000         163,548
                                                                  -----------
                                                                      872,633
                                                                  -----------
Norway - 0.18%
   Norsk Hydro 6.70% 1/15/18                           15,000          16,481
   Ocean Rig Norway 10.25% 6/1/08                      70,000          63,350
                                                                  -----------
                                                                       79,831
                                                                  -----------
                                                    Principal       Market
                                                     Amount*     Value (U.S.$)
Foreign Bonds (continued)
Peru - 0.94%
   Republic of Peru 4.00% 3/7/17              USD     498,000     $   411,654
                                                                  -----------
                                                                      411,654
                                                                  -----------
Philippines - 0.12%
   Republic of Philippines
     10.625% 3/16/25                          USD      50,000          54,125
                                                                  -----------
                                                                       54,125
                                                                  -----------
Singapore - 0.46%
  #Singapore Telecommunications 144A
     6.375% 12/1/11                           USD      15,000          16,688
     7.375% 12/1/31                                   155,000         182,827
                                                                  -----------
                                                                      199,515
                                                                  -----------
Spain - 0.95%
   Kingdom of Spain
     3.10% 9/20/06                            JPY  45,000,000         415,525
                                                                  -----------
                                                                      415,525
                                                                  -----------
Supranational - 1.17%
   European Investment Bank
     0.875% 11/8/04                           JPY  47,000,000         399,241
   Inter-American Development
     Bank 1.90% 7/8/09                             12,000,000         110,522
                                                                  -----------
                                                                      509,763
                                                                  -----------
Sweden - 2.40%
  #Nordea Bank 144A
     5.25% 11/30/12                           USD      95,000          99,524
   Swedish Government
     5.00% 1/28/09                            SEK   3,800,000         482,316
     5.50% 10/8/12                                  2,600,000         337,146
     6.75% 5/5/14                                     900,000         127,988
                                                                  -----------
                                                                    1,046,974
                                                                  -----------
Venezuela - 0.20%
   Republic of Venezuela
     2.875% 12/18/07                          USD     119,048          88,463
                                                                  -----------
                                                                       88,463
                                                                  -----------
Total Foreign Bonds
   (cost $8,818,316)                                                9,191,080
                                                                  -----------
Municipal Bonds - 0.29%
  Forsyth Montana Pollution Control
   Revenue (Portland General A
   Remarking) 5.20% 5/1/33                             55,000          55,964
  Long Island, New York Power
   Authority Series A
   5.00% 6/1/08                                        65,000          70,339
                                                                  -----------
Total Municipal Bonds
     (cost $124,784)                                                  126,303
                                                                  -----------

Statement                                       Delaware Diversified Income Fund
  OF NET ASSETS (CONTINUED)

                                                    Principal       Market
                                                     Amount*     Value (U.S.$)

U.S. Treasury Obligations - 9.29%
   U.S. Treasury Bond
     5.375% 2/15/31                           USD     325,000      $  354,733
     "11.625% 11/15/04                                205,000         236,967
   U.S. Treasury Inflation Index Notes
     3.00% 7/15/12                                    375,831         403,783
     3.375% 4/15/32                                    61,420          70,460
   U.S. Treasury Notes
     2.00% 11/30/04                                     5,000           5,053
     3.00% 2/15/08                                     55,000          55,584
     3.25% 8/15/07                                    835,000         858,028
     3.875% 2/15/13                                 1,930,000       1,933,168
   ^U.S. Treasury Strip - Tiger
     3.611% 11/15/09                                  170,000         133,506
                                                                  -----------
Total U.S. Treasury Obligations
     (cost $4,055,421)                                              4,051,282
                                                                  -----------
                                                     Number of
                                                       Shares
Preferred Stock - 0.54%
 #Centaur 144A 9.08%                                    1,050         122,751
  CSC Holdings                                          1,075         112,875
  Intermedia Communications Preferred PIK                   1              64
                                                                  -----------
Total Preferred Stock (cost $222,518)                                 235,690
                                                                  -----------
Warrant - 0.04%
  +XM Satellite Radio                                      27          16,605
                                                                  -----------
Total Warrant (cost $13,232)                                           16,605
                                                                  -----------
                                                    Principal
                                                     Amount*
Repurchase Agreements - 17.33%
  With BNP Paribas 1.26% 5/1/03
    (dated 4/30/03, collateralized by
    $2,898,000 U.S. Treasury Bills due
    5/8/03, market value $2,896,961)          USD   2,840,000       2,840,000
  With J. P. Morgan Securities 1.20%
    5/1/03 (dated 4/30/03, collateralized
    by $1,922,000 U.S. Treasury Bills due
    5/22/03, market value $1,920,810)               1,878,000       1,878,000
  With UBS Warburg 1.25% 5/1/03
    (dated 4/30/03, collateralized by
    $2,858,000 U.S. Treasury Notes
    3.625% due 8/31/03, market
    value $2,897,515)                               2,840,000       2,840,000
                                                                  -----------
Total Repurchase Agreements
    (cost $7,558,000)                                               7,558,000
                                                                  -----------
Total Market Value of Securities - 109.60%
    (cost $46,811,148)                                             47,791,106
Liabilities Net of Receivables and
    Other Assets - (9.60%)                                         (4,185,430)
                                                                  -----------
Net Assets Applicable to 5,153,032 Shares
    Outstanding - 100.00%                                         $43,605,676
                                                                  ===========

Net Asset Value - Delaware Diversified Income Fund
  Class A ($24,492,465 / 2,894,377 Shares)                              $8.46
                                                                        -----
Net Asset Value - Delaware Diversified Income Fund
  Class B ($6,359,322 / 751,494 Shares)                                 $8.46
                                                                        -----
Net Asset Value - Delaware Diversified Income Fund
  Class C ($12,748,571 / 1,506,532 Shares)                              $8.46
                                                                        -----
Net Asset Value - Delaware Diversified Income Fund
  Institutional Class ($5,318 / 628.563 Shares)                         $8.46
                                                                        -----

Components of Net Assets at April 30, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                              $42,175,749
Distributions in excess of net investment income**                    (11,304)
Accumulated net realized gain on investments                          461,091
Net unrealized appreciation of investments                            980,140
                                                                  -----------
Total net assets                                                  $43,605,676
                                                                  ===========

*Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - U.S. Dollar

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Non-income producing security. Security is currently in default.

  ^Zero coupon bond. The interest rate shown is the step-up rate.

   "Fully or partially pledged as collateral for financial futures contracts.

   #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 12 in "Notes to Financial Statements."

   +Non-income producing security for the period ending April 30, 2003.

 ***Step coupon bond.

Summary of Abbreviations:
GNMA - Government National Mortgage Association
PIK  - Pay-in-kind
TBA  - To be announced

Net Asset Value and Offering Price per Share -
  Delaware Diversified Income Fund
Net asset value Class A (A)                                             $8.46
Sales charge (4.50% of offering price or 4.73% of
  amount invested per share) (B)                                         0.40
                                                                        -----
Offering price                                                          $8.86
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchase of $100,000 or more.

See accompanying notes

Statement                                      Delaware Diversified Income Fund
  OF ASSETS AND LIABILITIES                    April 30, 2003 (Unaudited)


Assets:
  Securities at market                                              $47,791,106
  Futures and options at market                                         (40,457)
  Cash and foreign currencies                                           392,147
  Dividends and interest receivable                                     620,533
  Receivable for securities sold                                      5,780,779
  Subscriptions Receivable                                            2,695,478
  Expense Reimbursement                                                  90,186
                                                                   ------------
  Total assets                                                       57,329,772
                                                                   ------------

Liabilities:
  Payable for securities purchased                                   13,674,489
  Distributions Payable                                                  35,287
  Liquidations Payable                                                   14,231
  Other accounts payable and accrued expenses                                89
                                                                    -----------
  Total liabilities                                                  13,724,096
                                                                    -----------
Total net assets                                                    $43,605,676
                                                                    -----------

Investments at cost                                                 $46,811,148
                                                                    -----------

See accompanying notes

Statement                         Delaware Diversified Income Fund
  OF OPERATIONS                   Six Months Ended April 30, 2003 (Unaudited)

Investment Income:
  Interest                                                                                      $  368,352
  Dividends                                                                                          2,684
                                                                                                ----------
                                                                                                   371,036
                                                                                                ----------

Expenses:
  Management fees                                                                                   39,810
  Distribution expenses - Class A                                                                   14,096
  Distribution expenses - Class B                                                                    8,781
  Distribution expenses - Class C                                                                   13,429
  Custodian fees                                                                                    10,244
  Dividend disbursing and transfer agent fees and expenseS                                           8,759
  Reports and statements to shareholders                                                             4,025
  Trustees' fees                                                                                     1,591
  Accounting and administration expenses                                                               629
  Registration fees                                                                                    283
  Professional fees                                                                                    220
  Other                                                                                              1,584
                                                                                                ----------
                                                                                                   103,451
  Less expenses absorbed or waived by manager                                                      (14,571)
  Less expenses absorbed or waived by distributor                                                   (2,349)
  Less fees paid indirectly                                                                           (354)
                                                                                                ----------
  Total expenses                                                                                    86,177
                                                                                                ----------
Net Investment Income                                                                              284,859
                                                                                                ----------

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
  Net realized gain (loss) on:
    Investments                                                                                    515,420
    Futures contracts                                                                              (14,338)
    Options written                                                                                 29,996
    Foreign currencies                                                                             (11,635)
                                                                                                ----------
  Net realized gain                                                                                519,443
  Net change in unrealized appreciation/depreciation of investments and foreign currencies         923,668
                                                                                                ----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies:                          1,443,111
                                                                                                ----------

Net Increase in Net Assets Resulting from Operations                                            $1,727,970
                                                                                                ==========

See accompanying notes

Statements                                     Delaware Diversified Income Fund
  OF CHANGES IN NET ASSETS

                                                                                                    Six Months        Year
                                                                                                      Ended           Ended
                                                                                                     4/30/03         10/31/02*
                                                                                                   (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                                                            $   284,859      $  446,402
  Net realized gain on investments and foreign currencies                                              519,443         291,665
  Net change in unrealized appreciation/depreciation of investments and foreign currencies             923,668        (159,917)
                                                                                                   -----------      ----------
  Net increase in net assets resulting from operations                                               1,727,970         578,150
                                                                                                   -----------      ----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                           (700,433)             --
    Class B                                                                                            (71,032)             --
    Class C                                                                                            (63,072)             --
    Institutional Class                                                                                    (85)             --
  **Pooled Trust Class                                                                                      --        (436,646)

  Net realized gain on investments:
    Class A                                                                                           (147,847)             --
    Class B                                                                                            (10,391)             --
    Class C                                                                                             (1,938)             --
    Institutional Class                                                                                     --              --
  **Pooled Trust Class                                                                                      --        (408,269)
                                                                                                   -----------      ----------
                                                                                                      (994,798)       (844,915)
                                                                                                   -----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                         19,734,446              --
    Class B                                                                                          6,355,691               9
    Class C                                                                                         12,471,013          10,009
    Institutional Class                                                                                  4,998               9
  **Pooled Trust Class                                                                                      --       8,145,123

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                            781,433              --
    Class B                                                                                             67,474              --
    Class C                                                                                             43,667              --
    Institutional Class                                                                                     78              --
  **Pooled Trust Class                                                                                      --         844,915
                                                                                                   -----------      ----------
                                                                                                    39,458,800       9,000,065
                                                                                                   -----------      ----------
  Cost of shares repurchased:
    Class A                                                                                           (683,110)             --
    Class B                                                                                           (205,298)             --
    Class C                                                                                            (99,013)             --
    Institutional Class                                                                                     --              --
  **Pooled Trust Class                                                                                      --     (13,004,143)
                                                                                                   -----------      ----------
                                                                                                      (987,421)    (13,004,143)
                                                                                                   -----------      ----------
Increase (decrease) in net assets derived from capital share transactions                           38,471,379      (4,004,078)
                                                                                                   -----------      ----------
Net Increase (Decrease) in Net Assets                                                               39,204,551      (4,270,843)

Net Assets:
  Beginning of year                                                                                  4,401,125       8,671,968
                                                                                                   -----------      ----------
  End of year                                                                                      $43,605,676      $4,401,125
                                                                                                   ===========      ==========

 *Reflects operating history of predecessor mutual fund (see note #6). **Effective October 28, 2002, the Pooled Trust Class shares were exchanged for
  Class A shares (see note #6).

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Diversified Income Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                  12/29/97(1)
                                                               Ended                        Year Ended                        to
                                                             4/30/03(5)  10/31/02(4)*   10/31/01*  10/31/00*   10/31/99*   10/31/98*
                                                            (Unaudited)
Net asset value, beginning of period                           $8.960       $9.440       $8.600      $8.550      $9.110      $8.500

Income (loss) from investment operations:
Net investment income(2)                                        0.172        0.444        0.541       0.528       0.560       0.533
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.672       (0.001)       0.685       0.077      (0.130)      0.077
                                                               ------       ------       ------      ------      ------      ------
Total from investment operations                                0.844        0.443        1.226       0.605       0.430       0.610
                                                               ------       ------       ------      ------      ------      ------
Less dividends and distributions from:
Net investment income                                          (1.070)      (0.477)      (0.361)     (0.555)     (0.650)         --
Net realized gain on investments                               (0.274)      (0.446)      (0.025)         --      (0.340)         --
                                                               ------       ------       ------      ------      ------      ------
Total dividends and distributions                              (1.344)      (0.923)      (0.386)     (0.555)     (0.990)         --
                                                               ------       ------       ------      ------      ------      ------

Net asset value, end of period                                 $8.460       $8.960       $9.440      $8.600      $8.550      $9.110
                                                               ======       ======       ======      ======      ======      ======

Total return(3)                                                10.42%        5.39%       14.78%       7.59%       4.98%       7.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $24,493       $4,391       $8,672      $7,724      $3,377      $3,216
Ratio of expenses to average net assets                         0.98%        0.58%        0.55%       0.54%       0.57%       0.57%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.23%        1.11%        0.62%       0.61%       0.84%       1.74%
Ratio of net investment income to average net assets            4.15%        5.09%        6.05%       6.35%       6.56%       7.12%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.90%        4.56%        5.98%       6.28%       6.29%       5.95%
Portfolio turnover                                               632%         545%         252%        143%        216%        312%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.044, an increase in net realized and unrealized gain (loss) per share of $0.044, and a decrease in the ratio of net investment income to average net assets of 0.51%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(5) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 * Effective October 28, 2002, Delaware Pooled Trust - The Delaware Diversified Core Fixed Income Portfolio ("Pooled Trust Portfolio") was merged into Delaware Adviser Funds - Delaware Diversified Income Fund. These financial highlights for the periods prior to October 28, 2002, reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and higher management and transfer agency fees currently borne by holders of Class A shares.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Diversified Income Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                              Class B                   Class C                Institutional
                                                                                                                    Class
                                                             Six Months        Six Months      10/28/02(1)       Six Months
                                                               Ended             Ended             to               Ended
                                                             4/30/03(5)        4/30/03(5)       10/31/02         4/30/03(5)
                                                             (Unaudited)      (Unaudited)                       (Unaudited)
Net asset value, beginning of period                           $8.960            $8.960          $8.860             $8.960

Income from investment operations:
Net investment income(2)                                        0.143             0.144           0.005              0.182
Net realized and unrealized gain on investments
  and foreign currencies                                        0.676             0.669           0.095              0.664
                                                               ------            ------          ------             ------
Total from investment operations                                0.819             0.813           0.100              0.846
                                                               ------            ------          ------             ------

Less dividends and distributions from:
Net investment income                                          (1.045)           (1.039)             --             (1.072)
Net realized gain on investments                               (0.274)           (0.274)             --             (0.274)
                                                               ------            ------          ------             ------
Total dividends and distributions                              (1.319)           (1.313)             --             (1.346)
                                                               ------            ------          ------             ------

Net asset value, end of period                                 $8.460            $8.460          $8.960             $8.460
                                                               ======            ======          ======             ======

Total return(3)                                                10.08%            10.01%           1.13%             10.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,359           $12,749             $10                 $5
Ratio of expenses to average net assets                         1.73%             1.73%           1.75%              0.73%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.93%             1.93%             (4)              0.93%
Ratio of net investment income to average net assets            3.40%             3.40%           4.01%              4.40%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.20%             3.20%             (4)              4.20%
Portfolio turnover                                               632%              632%            545%               632%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period are not meaningful.

(5) Ratios and portfolio turnover have been annualized and total return has not been annualized. As of October 31, 2002, the Delaware Diversified Income Fund Class B and Institutional Class had one share outstanding, representing the initial seed purchase. Shareholder data for these classes are not disclosed because management does not believe it to be meaningful.

See accompanying notes

Notes                                         Delaware Diversified Income Fund
  TO FINANCIAL STATEMENTS                     April 30, 2003 (Unaudited)


Delaware Group Adviser Funds (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Prior to November 18, 2002, Class A shares were sold with a front-end sales change of up to 4.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

The financial statements and financial highlights presented for periods prior to October 28, 2002 reflect the operating results of the Delaware Pooled Trust - Diversified Core Fixed Income Portfolio ("The Core Portfolio"), which was merged into the Fund effective October 28, 2002. See Note 6 for further discussion.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. Government and agency securities are valued at the mean between bid and asked prices. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and asked prices will be used. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does isolate that portion of gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $175 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $179. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

Notes                                          Delaware Diversified Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL sub-advisory fees equal to that portion of the management fee paid to DMC that is attributable to the foreign assets in the Fund's investment portfolio. The Fund does not pay any fees directly to DIAL.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses do not exceed 0.75% of average daily net assets of the Fund through December 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive a portion of that 12b-1 fee through December 31, 2003 in order to prevent total 12b-1 plan expenses for Class A shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Institutional Class shares.

At April 30, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                  $15,861
  Dividend disbursing, transfer agent fees, accounting
    and other expenses payable to DSC                        11,785
  Other expenses payable to DMC and affiliates               16,661

For the period ended April 30, 2003, DDLP earned $34,541 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC, DDLP and DIAL are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $70,395,605 and sales of $39,512,960 of investment securities other than U.S. government securities and short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investment was $46,846,144. At April 30, 2003, the net unrealized depreciation was $944,962 of which $1,081,666 related to unrealized appreciation of investments and $136,704 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                               Six Months      Year
                                                 Ended         Ended
                                                4/30/03*      10/31/02

Ordinary income                                 $911,202      $683,804
Long-term capital gains                           83,596       161,111
                                                --------      --------
                                                $994,798      $844,915
                                                --------      --------

*Tax information for the period ended April 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                             $42,175,749
  Undistributed ordinary income                                 462,176
  Undistributed net realized capital gains on investments        22,789
  Unrealized appreciation/depreciation of investments           944,962
                                                            -----------
Net assets                                                  $43,605,676
                                                            -----------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. There were no capital loss carryforwards at October 31, 2002.

Notes                                          Delaware Diversified Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:

                                                  Six Months            Year
                                                     Ended              Ended
                                                    4/30/03            10/31/02
                                                  (Unaudited)
Shares sold:
  Class A                                          2,390,530                 --
  Class B                                            768,155                  1
  Class C                                          1,512,186              1,122
  Institutional Class                                    618                  1
 *Pooled Trust Class                                      --            926,443

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                             96,760                 --
  Class B                                              8,309                 --
  Class C                                              5,306                 --
  Institutional Class                                     10                 --
 *Pooled Trust Class                                      --            101,066
                                                   ---------         ----------
                                                   4,781,874          1,028,633
                                                   ---------         ----------
Shares repurchased:
  Class A                                            (83,235)                --
  Class B                                            (24,971)                --
  Class C                                            (12,082)                --
  Institutional Class                                     --                 --
 *Pooled Trust Class                                      --         (1,455,930)
                                                   ---------         ----------
                                                    (120,288)        (1,455,930)
                                                   ---------         ----------
Shares issued (redeemed) from merger:
  Class A                                                 --            490,322
 *Pooled Trust Class                                      --           (490,322)
                                                   ---------         ----------
  Net increase (decrease)                          4,661,586           (427,297)
                                                   =========         ==========

*Effective October 28, 2002, the Pooled Trust Class shares were exchanged for Class A shares. (See note #6)

6. Fund Merger
Effective October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of The Core Portfolio pursuant to an Agreement and Plan of Reorganization (the "Reorganization") dated October 22, 2002 and approved by The Core Portfolio's shareholders (The "Pooled Trust" Class) on October 22, 2002. The shareholders of The Core Portfolio received Class A shares of the Fund equal in number and aggregate net asset value of their shares in The Core Portfolio prior to the Reorganization.

The Reorganization was treated as a non-taxable event and accordingly the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of The Core Portfolio as of October 28, 2002 were $4,342,167 and $10,075, respectively.

The Core Portfolio's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to October 28, 2002. For financial reporting purposes, The Core Portfolio's operating history prior to the acquisition is reflected in the financial statements and financial highlights of the Fund.

7. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2003, or at any time during the period.

8. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at April 30, 2003.

Notes                                          Delaware Diversified Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

9. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2003 were as follows:

     Contracts           Notional                                Unrealized
   To Buy/(Sell)           Cost        Expiration Date           Gain/(loss)
   -------------         --------      ---------------           -----------
6 90 Day
  Euro Dollar           $1,482,060           9/03                    $315

9 90 Day
  Euro Dollar            2,190,640           9/04                  11,773

(4) 90 Day
  Euro Dollar             (962,960)          9/05                  (2,740)

(10) 90 day
  Euro Dollar           (2,465,350)         12/03                  (2,775)

(22) U.S. Treasury
  10 Year Notes         (2,509,206)          6/03                 (23,544)

10 U.S. Treasury
  Long Bond              1,134,928           6/03                   5,385

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

10. Options Written
During the period ended April 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in price of the security underlying the written option.

Transactions in options written during the period ended April 30, 2003 for the Fund were as follows:

                                                    Number of
                                                    Contracts         Premiums
                                                    ---------         --------
Options outstanding at October 31, 2002                 14            $10,906
Options written                                         93             49,733
Options terminated in closing
  purchase transaction                                 (14)           (10,906)
                                                      ----            -------
Options outstanding at April 30, 2003                   93            $49,773
                                                      ====            =======

At April 30, 2003, the Fund had the following options written outstanding:

                               Number       Notional                                          Net
                                of           Amount         Exercise     Expiration      Appreciation
  Description                Contracts     of Futures         Price         Date        (Depreciation)
  -----------                ---------     ----------       --------     ----------     --------------
Call Options Written
U.S. Treasury
  10 Year Future                79        $7,900,000           116          6/03           $17,288
U.S. Treasury
  10 Year Future                 7           700,000           116          7/03              (180)
Put Options Written
U.S. Treasury
  10 Year Future                 7           700,000           110          7/03             1,680
                                                                                           -------
                                                                                           $18,788
                                                                                           =======

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Notes                                           Delaware Diversified Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

11. Swap Agreements
During the period April 30, 2003, The Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees.

The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2003, the Fund had the following total return swap agreements outstanding:

                    Expiration                                       Unrealized
Notional Amount        Date                Description                  Gain
---------------     ----------             -----------               ----------
    $90,000        July 1, 2003       Agreement with Goldman           $1,551
                                      Sachs to receive the
                                      notional amount multiplied
                                      by the return on the Lehman
                                      Brothers Commercial MBS
                                      index AAA and to pay the
                                      notional amount multiplied
                                      by the 1 month BBA LIBOR
                                      adjusted by a spread of
                                      minus 0.40%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

12. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                      Contact Information
Jude T. Driscoll                         Michael P. Bishof                        Investment Manager
Chairman                                 Senior Vice President and Treasurer      Delaware Management Company
Delaware Investments Family of Funds     Delaware Investments Family of Funds     Philadelphia, PA
Philadelphia, PA                         Philadelphia, PA
                                                                                  International Affiliate
Walter P. Babich                         Richelle S. Maestro                      Delaware International Advisers Ltd.
Board Chairman                           Senior Vice President,                   London, England
Citadel Construction Corporation         General Counsel and Secretary
King of Prussia, PA                      Delaware Investments Family of Funds     National Distributor
                                         Philadelphia, PA                         Delaware Distributors, L.P.
David K. Downes                                                                   Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                              Shareholder Servicing, Dividend
Philadelphia, PA                                                                  Disbursing and Transfer Agent
                                                                                  Delaware Service Company, Inc.
John H. Durham                                                                    2005 Market Street
Private Investor                                                                  Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                  For Shareholders
John A. Fry                                                                       800 523-1918
President
Franklin & Marshall College                                                       For Securities Dealers and Financial
Lancaster, PA                                                                     Institutions Representatives Only
                                                                                  800 362-7500
Anthony D. Knerr
Managing Director                                                                 Web site
Anthony Knerr & Associates                                                        www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(7816)                                                        Printed in the USA
SA-189 [4/03] IVES 6/03                                                    J9222

                                          Delaware
                                          Investments(SM)
GROWTH-EQUITY                             ---------------
                                          A member of Lincoln Financial Group(R)




Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE U.S. GROWTH FUND











[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                       1

   Statement of Operations                                       3

   Statements of Changes in Net Assets                           4

   Financial Highlights                                          5

   Notes to Financial Statements                                 9
------------------------------------------------------------------








    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                             Delaware U.S. Growth Fund
  OF NET ASSETS                                       April 30, 2003 (unaudited)


                                           Number of     Market
                                            Shares        Value
------------------------------------------------------------------
Common Stock - 93.56%
------------------------------------------------------------------
Aerospace & Defense - 1.68%
   Northrop Grumman                         25,500   $   2,242,725
                                                     -------------
                                                         2,242,725
                                                     -------------
Banking & Finance - 3.56%
   Bank of America                          23,800       1,762,390
   Goldman Sachs Group                      19,000       1,442,100
   Merrill Lynch                            19,500         800,475
   Wachovia                                 19,600         748,916
                                                     -------------
                                                         4,753,881
                                                     -------------
Basic Industry & Capital Goods - 5.09%
   Emerson Electric                         53,800       2,727,660
   Masco                                   109,700       2,311,379
   Newell Rubbermaid                        57,800       1,761,744
                                                     -------------
                                                         6,800,783
                                                     -------------
Business Services - 4.44%
 +Cendant                                  262,600       3,749,928
  United Parcel Service Class B             35,000       2,174,200
                                                     -------------
                                                         5,924,128
                                                     -------------
Business Services/Media & Publishing - 13.09%
 +Clear Channel Communications             131,901       5,158,648
 +Cox Communications Class A                38,900       1,287,590
  Gannett                                   18,100       1,370,532
  Moody's Investors Services                44,700       2,158,563
  Tribune                                   39,400       1,929,812
 +Viacom Class B                           128,300       5,569,503
                                                     -------------
                                                        17,474,648
                                                     -------------
Consumer Non-Durables - 7.64%
  Gap                                      112,500       1,870,875
 +Kohl's                                    71,700       4,072,560
  Lowe's Companies                          50,600       2,220,834
 +Staples                                  106,800       2,033,472
                                                     -------------
                                                        10,197,741
                                                     -------------
Consumer Non-Durables/Retail - 2.47%
  Wal-Mart Stores                           58,500       3,294,720
                                                     -------------
                                                         3,294,720
                                                     -------------
Consumer Products - 5.37%
  Anheuser Busch                            39,400       1,965,272
  Colgate-Palmolive                         24,200       1,383,514
  Mattel                                    85,400       1,856,596
  Procter & Gamble                          21,800       1,958,730
                                                     -------------
                                                         7,164,112
                                                     -------------
Consumer Services/Entertainment & Leisure - 1.18%
  Marriott International Class A            43,800       1,572,858
                                                     -------------
                                                         1,572,858
                                                     -------------
Consumer Services/Other - 0.89%
 +Comcast Special Class A                   39,500       1,187,370
                                                     -------------
                                                         1,187,370
                                                     -------------

                                           Number of     Market
                                            Shares        Value
------------------------------------------------------------------
Common Stock (continued)
------------------------------------------------------------------
Energy - 7.14%
  Anadarko Petroleum                        86,900   $   3,858,360
  Schlumberger                              70,800       2,968,644
 +Transocean Sedco Forex                   142,067       2,706,376
                                                     -------------
                                                         9,533,380
                                                     -------------
Healthcare & Pharmaceuticals - 13.56%
  Abbott Laboratories                       39,100       1,588,633
 +Amgen                                     60,700       3,721,517
  Johnson & Johnson                         35,600       2,006,416
  Medtronic                                 55,100       2,630,474
  Merck                                     28,200       1,640,676
  Pfizer                                   123,300       3,791,475
 +Wellpoint Health Networks                 24,400       1,852,936
  Wyeth                                     20,100         874,953
                                                     -------------
                                                        18,107,080
                                                     -------------
Insurance - 9.06%
  Allstate                                  47,900       1,810,141
  Safeco                                    95,800       3,689,258
  Travelers Property Casualty Class A      115,000       1,866,450
  XL Capital Limited Class A                57,500       4,732,250
                                                     -------------
                                                        12,098,099
                                                     -------------
Leisure, Lodging & Entertainment -   1.73%
  Carnival Cruise Lines                     83,500       2,303,765
                                                     -------------
                                                         2,303,765
                                                     -------------
Technology - 8.37%
 +Analog Devices                            88,700       2,937,744
  Texas Instruments                        143,000       2,644,070
  Linear Technology                         79,500       2,740,365
 +Xilinx                                   105,400       2,853,178
                                                     -------------
                                                        11,175,357
                                                     -------------
Technology/Communications - 2.23%
 +Cisco Systems                            198,200       2,980,928
                                                     -------------
                                                         2,980,928
                                                     -------------
Technology/Hardware - 3.07%
 +Applied Materials                        164,900       2,407,540
  Intel                                     91,700       1,687,280
                                                     -------------
                                                         4,094,820
                                                     -------------
Technology/Software - 2.99%
  Microsoft                                122,400       3,129,768
 +Veritas Software                          39,100         860,591
                                                     -------------
                                                         3,990,359
                                                     -------------
Total Common Stock
  (cost $137,878,000)                                  124,896,754
                                                     -------------

Statement                                              Delaware U.S. Growth Fund
  OF NET ASSETS (CONTINUED)



                                                   Principal        Market
                                                    Amount           Value
----------------------------------------------------------------------------
Repurchase Agreements - 8.42%
----------------------------------------------------------------------------
   With BNP Paribas 1.26% 5/1/03
     (dated 4/30/03, collateralized by
     $4,308,350 U.S. Treasury Bills due
     5/8/03, market value $4,307,494)             $4,222,850      $4,222,850
   With J. P. Morgan Securities 1.20%
     5/1/03 (dated 4/30/03,
     collateralized by $2,857,900
     U.S. Treasury Bills due 5/22/03,
     market value $2,856,055)                      2,792,300       2,792,300
   With UBS Warburg 1.25% 5/1/03
     (dated 4/30/03, collateralized
     by $4,248,950 U.S. Treasury
     Notes 3.625% due 8/31/03,
     market value $ 4,308,318)                     4,222,850       4,222,850
                                                               -------------
Total Repurchase Agreements
   (cost $11,238,000)                                             11,238,000
                                                               -------------

Total Market Value of Securities - 101.98%
   (cost $ 149,116,000)                                          136,134,754
Liabilities Net of Receivables
   and Other Assets - (1.98%)                                     (2,641,279)
                                                               -------------
Net Assets Applicable to 13,995,823
   Shares Outstanding - 100.00%                                 $133,493,475
                                                               =============

Net Asset Value - Delaware U.S. Growth
   Fund Class A ($54,116,079 / 5,586,610 Shares)                      $ 9.69
                                                                      ------
Net Asset Value - Delaware U.S. Growth
   Fund Class B ($37,828,587 / 4,237,258 Shares)                      $ 8.93
                                                                      ------
Net Asset Value - Delaware U.S. Growth
   Fund Class C ($10,254,792 / 1,059,873 Shares)                      $ 9.68
                                                                      ------
Net Asset Value - Delaware U.S. Growth Fund
   Institutional Class ($31,294,017 / 3,112,082 Shares)               $10.06
                                                                      ------

Components of Net Assets at April 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                           $224,126,907
Accumulated net investment loss                                     (382,218)
Accumulated net realized loss on investments                     (77,269,968)
Net unrealized depreciation of investments                       (12,981,246)
                                                                ------------
Total net assets                                                $133,493,475
                                                                ============

+Non-income producing security for the period ended April 30, 2003.

Net Asset Value and Offering Price per Share -
   Delaware U.S. Growth Fund
Net asset value Class A (A)                                           $ 9.69
Sales charge (5.75% of offering price,
   or 6.09% of amount invested per share) (B)                           0.59
                                                                      ------
Offering price                                                        $10.28
                                                                      ======


(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                              Delaware U.S. Growth Fund
  OF OPERATIONS                        Period Ended April 30, 2003 (unaudited)


Investment Income:
   Dividends                                                                 $  593,892
   Interest                                                                      59,655         $  653,547
                                                                             ----------         ----------

Expenses:
   Management fees                                                              422,783
   Dividend disbursing and transfer agent fees and expenses                     603,728
   Distribution expenses-- Class A                                               85,917
   Distribution expenses-- Class B                                              190,900
   Distribution expenses-- Class C                                               51,732
   Registration fees                                                             40,726
   Accounting and administration expenses                                        28,050
   Reports and statements to shareholders                                        23,321
   Professional fees                                                             15,796
   Trustees' fees                                                                 6,546
   Custodian fees                                                                 3,417
   Other                                                                         21,397          1,494,313
                                                                             ----------
   Less expenses absorbed or waived by manager                                                    (448,508)
   Less waiver of distribution expenses-- Class A                                                   (8,436)
   Less expenses paid indirectly                                                                    (1,604)
                                                                                                ----------
   Total expenses                                                                                1,035,765
                                                                                                ----------
Net Investment Loss                                                                               (382,218)
                                                                                                ----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments                                                            (10,039,979)
   Net change in unrealized appreciation/depreciation of investments                            16,126,896
                                                                                                ----------
Net Realized and Unrealized Gain on Investments                                                  6,086,917
                                                                                                ----------

Net Increase in Net Assets Resulting from Operations                                            $5,704,699
                                                                                                ==========

See accompanying notes

Statements                                             Delaware U.S. Growth Fund
  OF CHANGES IN NET ASSETS


                                                                               Period Ended     Year Ended
                                                                                  4/30/03        10/31/02
                                                                                (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment loss                                                         $   (382,218)   $ (1,282,058)
   Net realized loss on investments                                             (10,039,979)    (30,983,190)
   Net change in unrealized appreciation/depreciation of investments             16,126,896      (7,119,416)
                                                                               ------------    ------------
   Net increase (decrease) in net assets resulting from operations                5,704,699     (39,384,664)
                                                                               ------------    ------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                      6,990,519      19,650,068
     Class B                                                                      2,078,904       8,837,099
     Class C                                                                      1,177,320       5,090,559
     Institutional Class                                                          4,110,021       9,883,527
                                                                               ------------    ------------
                                                                                 14,356,764      43,461,253
                                                                               ------------    ------------
   Cost of shares repurchased:
     Class A                                                                     (7,107,980)    (20,063,127)
     Class B                                                                     (5,963,903)    (18,468,720)
     Class C                                                                     (2,126,783)     (5,988,247)
     Institutional Class                                                         (4,819,252)    (12,922,165)
                                                                               ------------    ------------
                                                                                (20,017,918)    (57,442,259)
                                                                               ------------    ------------
Increase (decrease) in net assets derived from capital share transactions        (5,661,154)    (13,981,006)
                                                                               ------------    ------------
Net increase (decrease) in Net Assets                                                43,545     (53,365,670)

Net Assets:
   Beginning of period                                                          133,449,930     186,815,600
                                                                               ------------    ------------
   End of period                                                               $133,493,475    $133,449,930
                                                                               ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.260      $11.800    $19.390    $15.310    $11.490    $16.650

Income (loss) from investment operations:
Net investment loss(2)                                             (0.018)      (0.058)    (0.045)    (0.171)    (0.161)    (0.062)
Net realized and unrealized gain (loss) on investments              0.448       (2.482)    (7.314)     4.843      3.981      1.272
                                                                   ------      -------    -------    -------    -------    -------
Total from investment operations                                    0.430       (2.540)    (7.359)     4.672      3.820      1.210
                                                                   ------      -------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------      -------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------      -------    -------    -------    -------    -------

Net asset value, end of period                                     $9.690       $9.260    $11.800    $19.390    $15.310    $11.490
                                                                   ======      =======    =======    =======    =======    =======

Total return(3)                                                     4.64%      (21.53%)   (38.36%)    30.84%     33.33%     10.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $54,116      $51,887    $66,897   $102,791    $37,771    $14,130
Ratio of expenses to average net assets                             1.40%        1.40%      1.46%      1.60%      1.86%      1.49%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         2.12%        1.88%      1.70%      1.60%      1.86%      1.49%
Ratio of net investment loss to average net assets                 (0.40%)      (0.51%)    (0.30%)    (0.87%)    (1.12%)    (0.52%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly        (1.12%)      (0.99%)    (0.54%)    (0.87%)    (1.12%)    (0.52%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                              $ 8.560      $10.990    $18.200    $14.500    $10.960    $16.260

Income (loss) from investment operations:
Net investment loss(2)                                             (0.050)      (0.131)    (0.138)    (0.297)    (0.253)    (0.140)
Net realized and unrealized gain (loss) on investments              0.420       (2.299)    (6.841)     4.589      3.793      1.210
                                                                   ------       ------    -------    -------    -------    -------
Total from investment operations                                    0.370       (2.430)    (6.979)     4.292      3.540      1.070
                                                                   ------       ------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------    -------    -------

Net asset value, end of period                                     $8.930       $8.560    $10.990    $18.200    $14.500    $10.960
                                                                   ======       ======    =======    =======    =======    =======

Total return(3)                                                     4.32%      (22.11%)   (38.79%)    29.91%     32.39%      9.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $37,829      $40,196    $62,658    $92,827    $25,938     $5,418
Ratio of expenses to average net assets                             2.10%        2.10%      2.16%      2.30%      2.56%      2.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.41%        2.58%      2.40%      2.30%      2.56%      2.19%
Ratio of net investment loss to average net assets                (1.10%)       (1.21%)    (1.00%)    (1.57%)    (1.82%)    (1.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly       (1.79%)       (1.69%)    (1.24%)    (1.57%)    (1.82%)    (1.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware U.S. Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.280      $11.910    $19.700    $15.650     $11.83    $17.020

Income (loss) from investment operations:
Net investment loss(2)                                             (0.053)      (0.139)    (0.148)    (0.311)    (0.264)    (0.148)
Net realized and unrealized gain (loss) on investments              0.453       (2.491)    (7.411)     4.953      4.084      1.328
                                                                   ------       ------    -------    -------     ------    -------
Total from investment operations                                    0.400       (2.630)    (7.559)     4.642      3.820      1.180
                                                                   ------       ------    -------    -------     ------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------     ------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                   ------       ------    -------    -------     ------    -------

Net asset value, end of period                                     $9.680       $9.280    $11.910    $19.700     $15.65    $11.830
                                                                   ======       ======    =======    =======    =======    =======

Total return(3)                                                     4.31%      (22.08%)   (38.78%)    29.95%     32.38%     10.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $10,255      $10,792    $14,959    $19,412     $6,682     $1,657
Ratio of expenses to average net assets                             2.10%        2.10%      2.16%      2.30%      2.56%      2.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.41%        2.58%      2.40%      2.30%      2.56%      2.19%
Ratio of net investment loss to average net assets                 (1.10%)      (1.21%)    (1.00%)    (1.57%)    (1.82%)    (1.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly        (1.79%)      (1.69%)    (1.24%)    (1.57%)    (1.82%)    (1.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware U.S. Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended                           Year Ended
                                                                 4/30/03(1)   10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                                (Unaudited)
Net asset value, beginning of period                               $9.600      $12.190    $19.970    $15.710    $11.750    $16.860

Income (loss) from investment operations:
Net investment loss(2)                                             (0.004)      (0.024)        --     (0.111)    (0.118)    (0.027)
Net realized and unrealized gain (loss) on investments              0.464       (2.566)    (7.549)     4.963      4.078      1.287
                                                                  -------       ------    -------    -------    -------    -------
Total from investment operations                                    0.460       (2.590)    (7.549)     4.852      3.960      1.260
                                                                  -------       ------    -------    -------    -------    -------

Less dividends and distributions from:
Net realized gain on investments                                       --           --     (0.231)    (0.592)        --     (6.370)
                                                                  -------       ------    -------    -------    -------    -------
Total dividends and distributions                                      --           --     (0.231)    (0.592)        --     (6.370)
                                                                  -------       ------    -------    -------    -------    -------

Net asset value, end of period                                    $10.060       $9.600    $12.190    $19.970    $15.710    $11.750
                                                                  =======       ======    =======    =======    =======    =======

Total return(3)                                                     4.79%      (21.25%)   (38.20%)    31.21%     33.79%     10.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $31,294      $30,575    $42,302    $71,726    $52,769    $28,606
Ratio of expenses to average net assets                             1.10%        1.10%      1.16%      1.30%      1.56%      1.19%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.79%        1.58%      1.40%      1.30%      1.56%      1.19%
Ratio of net investment loss to average net assets                 (0.10%)      (0.21%)     0.00%     (0.57%)    (0.82%)    (0.22%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly       (0.79%)       (0.69%)    (0.24%)    (0.57%)    (0.82%)    (0.22%)
Portfolio turnover                                                    66%         103%        70%       111%       132%       135%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes                                                 Delaware U.S. Growth Fund
       TO FINANCIAL STATEMENTS                        April 30, 2003 (unaudited)

Delaware Group Adviser Funds (The "Trust") is organized as a Delaware business trust and offers two series, the Delaware U.S. Growth Fund and the Delaware Diversified Income Fund. These financial statements pertain to the Delaware U.S. Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, the Class B contingent deferred sales charge declined from 5% to zero, depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,562 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $42. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.10% of average daily net assets of the Fund through December 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions, and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has elected to waive its fee through December 31, 2003 in order to prevent distribution fees of Class A shares from exceeding 0.30% of average daily net assets. No distribution expenses are paid by the Institutional Class.

Notes                                                 Delaware U.S. Growth Fund
       TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
At April 30, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

Receivable from DMC under
   expense limitation agreement                   $  24,709
Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC    (119,968)
Other expenses payable to DMC and affiliates        (19,551)

For the period ended April 30, 2003, DDLP earned $7,787 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $39,902,619 and sales of $46,603,332 of investment securities other than short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $152,287,271. At April 30, 2003 the net unrealized depreciation was $16,152,517 of which $4,148,603 related to unrealized appreciation and $20,301,120 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end.

As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest              $ 224,126,907
Net investment loss                             (382,218)
Net realized capital loss on investments     (10,039,979)
Capital loss carryforwards                   (64,058,718)
Unrealized depreciation of investments       (16,152,517)
                                           -------------
Net Assets                                 $ 133,493,475
                                           =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire as follows: $35,994,763 in 2009 and $28,063,955 in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                           Period           Year
                                            Ended           Ended
                                           4/30/03        10/31/02
                                         (Unaudited)
Shares sold:
   Class A                                  749,313       1,759,316
   Class B                                  242,431         799,576
   Class C                                  126,800         430,795
   Institutional Class                      429,119         840,577
                                         ----------      ----------
                                          1,547,663       3,830,264
                                         ----------      ----------
Shares repurchased:
   Class A                                 (767,551)     (1,823,925)
   Class B                                 (699,980)     (1,806,196)
   Class C                                 (230,047)       (523,812)
   Institutional Class                     (503,260)     (1,123,388)
                                         ----------      ----------
                                         (2,200,838)     (5,277,321)
                                         ----------      ----------
Net decrease                               (653,175)     (1,447,057)
                                         ==========      ==========

For the periods ended April 30, 2003 and October 31, 2002, 15,878 Class B shares were converted to 14,658 Class A shares valued at $136,237 and 5,308 Class B shares were converted to 4,917 Class A shares valued at $49,591, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the period.

Delaware
Investments(SM)
---------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                          Affiliated Officers                        Contact Information

Jude T. Driscoll                           Michael P. Bishof                          Investment Manager
Chairman                                   Senior Vice President and Treasurer        Delaware Management Company
Delaware Investments Family of Funds       Delaware Investments Family of Funds       Philadelphia, PA
Philadelphia, PA                           Philadelphia, PA
                                                                                      International Affiliate
Walter P. Babich                           Richelle S. Maestro                        Delaware International Advisers Ltd.
Board Chairman                             Senior Vice President,                     London, England
Citadel Construction Corporation           General Counsel and Secretary
King of Prussia, PA                        Delaware Investments Family of Funds       National Distributor
                                           Philadelphia, PA                           Delaware Distributors, L.P.
David K. Downes                                                                       Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                  Shareholder Servicing, Dividend
Philadelphia, PA                                                                      Disbursing and Transfer Agent
                                                                                      Delaware Service Company, Inc.
John H. Durham                                                                        2005 Market Street
Private Investor                                                                      Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                      For Shareholders
John A. Fry                                                                           800 523-1918
President
Franklin & Marshall College                                                           For Securities Dealers and Financial
Lancaster, PA                                                                         Institutions Representatives Only
                                                                                      800 362-7500
Anthony D. Knerr
Managing Director                                                                     Web site
Anthony Knerr & Associates                                                            www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(7803)                                                       Printed in the USA
SA-101 [4/03] VGR 6/03                                                    J9215

Item 2.  Code of Ethics

         Not applicable.


Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]


Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Adviser Funds

By:  David K. Downes
Title: President
Date:  July 9, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  David K. Downes
Title: President
Date:  July 9, 2003

By:  Michael P. Bishof
Title: Treasurer
Date:  July 9, 2003